Expense Example - FidelitySeriesSmallCapDiscoveryFund-PRO - FidelitySeriesSmallCapDiscoveryFund-PRO - Fidelity Series Small Cap Discovery Fund - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none